Combined Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities
Net loss for the year	$ 3,424,000	$ (5,369,000)	$ (743,000)
Adjustments to reconcile net loss to net cash provided by operating activities
Depreciation	62,000	3,000	51,000
Amortization of right-of-use asset	14,000	495,000	963,000
Expected credit loss	0	0	49,000
Share-based compensation expenses	795,000	236,000	102,000
Loss on digital assets	18,000	0	0
Loss on early termination of right-of-use asset	0	273,000	0
Gain on disposal of subsidiaries	0	(138,000)	0
Asset impairment loss	0	0	2,158,000
Changes in deferred taxes	0	0	(324,000)
Changes in operating assets and liabilities
Increase (Decrease) in Accounts Receivable	(2)	0	0
Deposits, prepayments and other current assets	69,000	(397,000)	(45,000)
Digital assets	(89,000)	0	0
Inventories	(34,000)	0	0
Increase (Decrease) in Accounts Payable, Trade	15	0	0
Commission payable	0	(482,000)	(56,000)
Income tax payable	0	(102,000)	36,000
Lease liability	(12,000)	(525,000)	(1,024,000)
Other payables and accrued liabilities	50,000	(275,000)	18,000
Due to related parties	0	(201,000)	1,379,000
Net cash provided by/ (used in) operating activities	4,314,000	(6,482,000)	2,564,000
Cash flows from investing activities
Placement of short term investments	(13,240,000)	(8,791,000)	0
Proceeds from disposal and maturity of short-term investments	12,903,000	0	0
Purchase of property and equipment	(464,000)	(2,000)	0
Net cash inflow from disposal of subsidiaries	0	33,000	0
Net cash used in investing activities	(801,000)	(8,760,000)	0
Cash flows from financing activity
Proceeds from issuance of ordinary shares	0	1,008,000	0
Net cash financing activity	0	1,008,000	0
Net increase/(decrease) in cash, cash equivalents	3,513,000	(14,234,000)	2,564,000
Cash and cash equivalents at beginning of the year	950,000	15,184,000	12,620,000
Cash and cash equivalents at end of the year	4,463,000	950,000	15,184,000
Supplemental disclosure of cash flow information:
Income taxes paid	0	479,000	192,000
Supplemental disclosure of non-cash flow information:
Waiver of loan for capital contribution	$ 0	$ 11,294,000	$ 0